Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies.
Schedule of commitments to fund and sell mortgage loans

June 30, 2013
(in thousands)
Commitments to purchase mortgage loans from PMT	$1,505,403
Commitments to fund mortgage loans	261,911

$1,767,314

Commitments to sell mortgage loans	$4,226,940

December 31, 2012
(in thousands)
Commitments to purchase mortgage loans from PMT	$1,287,405
Commitments to fund mortgage loans	288,769

$1,576,174

Commitments to sell mortgage loans	$2,621,948